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Prospectus Summary | MainStay WMC International Research Equity Fund
MainStay WMC International Research Equity Fund (formerly MainStay MacKay International Opportunities Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 51 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 142 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Prospectus Summary - MainStay WMC International Research Equity Fund	Class A		Investor Class		Class C	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	[1]	none	[1]	1.00%	none
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prospectus Summary - MainStay WMC International Research Equity Fund		Class A	Investor Class	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none
Other Expenses		0.20%	0.49%	0.49%	0.20%
Total Annual Fund Operating Expenses		1.20%	1.49%	2.24%	0.95%
Waivers / Reimbursements	[2]	none	none	none	(0.09%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	1.20%	1.49%	2.24%	0.86%
[1]	Restated to reflect current management fees.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed 0.86% of the average daily net assets of Class I shares of Fund. This agreement will remain in effect until February 28, 2023, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming redemption at end of period
Expense Example - Prospectus Summary - MainStay WMC International Research Equity Fund - USD ($)	Class A	Investor Class	Class C	Class I
1 Year	$ 666	$ 644	$ 327	$ 88
3 Years	910	947	700	294
5 Years	1,173	1,273	1,200	517
10 Years	$ 1,925	$ 2,191	$ 2,386	$ 1,158

Assuming no redemption
Expense Example, No Redemption	Prospectus Summary MainStay WMC International Research Equity Fund Class C USD ($)
1 Year	$ 227
3 Years	700
5 Years	1,200
10 Years	$ 2,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of foreign companies, including securities of emerging market country issuers. An issuer of a security is considered to be a foreign issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index.

The Subadvisor seeks to develop a portfolio that is generally broadly diversified across issuers, industries, countries, market capitalizations, and styles. The Fund’s portfolio therefore includes stocks that are considered to be either growth stocks or value stocks. The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The Subadvisor will invest in small, mid, and large capitalization companies.

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. In the process of implementing the new principal investment strategies and investment process, the Fund experienced a high level of portfolio turnover.

Investment Process: The Subadvisor allocates the portfolio’s assets across a variety of industries, selecting companies in each industry based on its proprietary research. In analyzing a prospective investment for the Fund, the Subadvisor utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The Subadvisor may consider selling a security when it believes the stock has become overvalued relative to its underlying fundamentals, when the company does not meet the Subadvisor’s expectations or when the Subadvisor believes the underlying thesis for holding the stock has changed. The Subadvisor may give consideration to financially material environmental, social and/or governance (“ESG”) criteria including, but not limited to, climate mitigation and resilience, corporate culture, as well as executive compensation and senior-level succession planning. When evaluating investments for the Fund, the Subadvisor has access to proprietary ESG research to help evaluate a company’s risk and return potential. The Subadvisor believes the integration of financially material ESG factors into its investment process allows it to better assess strategic business issues that may impact the performance of a company. ESG factors are one of several factors considered when making an investment decision for the Fund. The Subadvisor has discretion to determine the materiality of as well as the level at which financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision. The Subadvisor also engages with management of certain companies regarding corporate governance practices as well as what it deems to be materially important environmental and/or social issues facing a company.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

High Portfolio Turnover Risk: Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. In the process of implementing the new principal investment strategies and investment process, the Fund experienced a high level of portfolio turnover. A high turnover rate (at or over 100%) may increase transaction costs, which are paid by the Fund, and may generate short-term capital gains, which investors will pay taxes on.

Regulatory Risk: The Fund as well as the issuers of the securities and other instruments in which the Fund invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Fund to short sell certain securities, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under current conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available to the Fund) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Geographic Focus Risk: Issuers that operate in a single country, a small number of countries, or a particular geographic region can be affected similarly by the market, currency, political, economic, regulatory, geopolitical and other conditions in such country or region, and the Fund’s performance will be affected by the conditions, in the countries or regions to which the Fund is exposed. To the extent the Fund focuses its investments in a particular country or region, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund. Additionally, a Fund's investments in the United Kingdom subject the Fund to additional risks. For example, the United Kingdom is a substantial trading partner of the United States and other European countries, and, as a result, the British economy may be impacted by adverse changes to the economic health of the United States and other European countries. In addition, on January 31, 2020, the United Kingdom officially withdrew from the European Union (known as “Brexit”), and on December 30, 2020, the United Kingdom and the European Union signed a trade agreement. Brexit may have a negative impact on the economy and currency of the United Kingdom, including increased volatility and illiquidity and potentially lower economic growth.

Past Performance

The following bar chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI ACWI® ex USA Index (Net) as its primary benchmark as a replacement for MSCI EAFE® Index (Net) because it believes that the MSCI ACWI® (All Country World Index) ex USA Index (Net) is more reflective of its principal investment strategies.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Annual Returns, Class I Shares(by calendar year 2012-2021)

Best Quarter
2020, Q2	14.41%
Worst Quarter
2020, Q1	-24.90%

Average Annual Total Returns (for the periods ended December 31, 2021)
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Total Returns - Prospectus Summary - MainStay WMC International Research Equity Fund	Label		1 Year	5 Years	10 Years	Inception Date
Class A			4.27%	3.07%	5.97%	Sep. 28, 2007
Investor Class			4.49%	2.87%	5.78%	Feb. 28, 2008
Class C			8.25%	3.29%	5.61%	Sep. 28, 2007
Class I			10.58%	4.50%	6.83%	Sep. 28, 2007
Class I | After Taxes on Distributions			9.94%	3.26%	5.99%
Class I | After Taxes on Distributions and Sales			6.83%	3.24%	5.49%
MSCI ACWI® ex. USA Index	MSCI ACWI® ex. USA Index (Net)1	[1]	7.82%	9.61%	7.28%
MSCI EAFE® Index	MSCI EAFE® Index (Net)2	[2]	11.26%	9.55%	8.03%
[1]	The MSCI ACWI® ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.
[2]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.